Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Expected amortization of actuarial losses in year 2015	$ 7
Expected amortization of past service cost in year 2015	1
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	673	631
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	585	554
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	291	268
Employer contributions	28	29
Expected contribution in cash	26
Accrued benefits related to defined contribution pension plans	16	19
Annual cost of defined contribution plans	$ 81	$ 89	$ 94